STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriation made to the enterprise expansion reserve and the staff welfare and bonus reserve	$ 0	$ 0	$ 0
Restricted net assets	26,017,742	26,868,317
VIEs
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Restricted net assets	$ 4,324,871	$ 5,175,446